Long-Term Debt (Loss on Extinguishment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loss On Extinguishment Of Debt [Abstract]
Redemption Premium Paid	$ 5,198	$ 0
Write-off of deferred financing costs	11,726	0
Loss on extinguishment of debt	$ 16,924	$ 0